Disposition of a subsidiary (Tables)	12 Months Ended
Sep. 30, 2022
Disposition of a subsidiary
Schedule of major classes of assets and liabilities
	As of	As of
	September 30,	September 30,
	2022	2021
Carrying amounts of major classes of assets held for sale:
Cash	-	$10,610
Accounts receivable, net	-	168,203
Advances to suppliers	-	-
Due from related parties	-	3,913,260
Inventories	-	-
Other receivables	-	27,074
Property, plant and equipment	-	173,289
Operating lease right-of-use assets, net	-	-
Total assets of disposal group	-	$4,292,436

Carrying amounts of major classes of liabilities held for sale:
Short-term bank loan	-	$1,299,104
Accounts payable	-	181,391
Other current liabilities	-	61,828
Total liabilities of disposal group	-	$1,542,323

Schedule of major classes of operations classified as discontinued operations
	For the Years Ended September 30,
	2022	2021
Revenue	-	$2,022,846
Cost of revenues	-	(1,783,156)
Gross profit	-	239,690
Operating expenses	-	(221,586)
Income from operations	-	18,104
Other expenses	-	(69,875)
Income before income taxes	-	(51,771)
Provision for income taxes	-	419
Net loss from discontinued operations, net of tax	-	$(51,352)